ALLSTATE LIFE INSURANCE COMPANY
                    FINANCIAL LAW AND REGULATION DEPARTMENT
                          3100 Sanders Road, Suite J5B
                           Northbrook, Illinois 60062

ANGELA M. KING                                    DIRECT DIAL: 847-402-9237
ASSISTANT COUNSEL                                 FACSIMILE: 847-402-7381

January 5, 2004


BY EDGAR

Securities and Exchange Commission
450 Fifth Street
Washington, D.C.  20549

Re:      Allstate Life Insurance Company Separate Account A
         Post-Effective Amendment No. 13 to Form N-4 Registration Statement File Nos. 333-96115 and 811-09227
         CIK No.  0001078402
         Rule 497 Filing


Commissioners:

On behalf of Allstate Life Insurance Company ("the Company"), and Allstate Life Insurance Company Separate Account A ("the Account"), we are transmitting for filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the supplements for the Prospectus and Statement of Additional Information for the variable annuity contracts offered by the Company through the Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement for the Account. That registration statement was filed electronically with the Commission on December 19, 2003.

Please direct any question or comment to me at 847/402-9237.

Very truly yours,

/s/ ANGELA M. KING
----------------------------
Angela M. King